PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 570.4	$ 462.5
Service costs	26.1	21.0
Interest costs	17.8	18.1
Plan participants' contributions	6.2	6.0
Actuarial loss (gain) arising from:
Financial assumptions	82.7	83.8
Demographic assumptions		(0.8)
Participant experience	(0.6)	(7.5)
Benefits and settlements paid	(17.2)	(14.5)
Plan amendments and other	1.0	1.8
Benefit obligations at the end of the year	686.4	570.4
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	40.9	50.2
Service costs	1.6	2.1
Interest costs	1.2	1.8
Actuarial loss (gain) arising from:
Financial assumptions	6.3	11.8
Participant experience		(1.0)
Benefits and settlements paid	(0.8)	(0.7)
Plan amendments and other	(3.2)	(23.3)
Benefit obligations at the end of the year	$ 46.0	$ 40.9